UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hedged Stock Fund

Eaton Vance

Hedged Stock Fund

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 3.7%
CAE, Inc.	20,326	$374,776
Raytheon Co.(1)	3,301	718,001
Textron, Inc.(1)	5,400	323,190

		$1,415,967

Air Freight & Logistics — 2.3%
FedEx Corp.(1)	3,500	$862,435

		$862,435

Auto Components — 1.8%
Aptiv PLC(1)	3,950	$360,753
Delphi Technologies PLC(1)	7,100	339,025

		$699,778

Banks — 7.7%
Bank of America Corp.(1)	40,161	$1,289,168
JPMorgan Chase & Co.(1)	7,926	915,453
KeyCorp(1)	20,307	429,087
PNC Financial Services Group, Inc. (The)(1)	2,000	315,320

		$2,949,028

Beverages — 1.4%
Constellation Brands, Inc., Class A(1)	2,515	$541,932

		$541,932

Biotechnology — 3.5%
AbbVie, Inc.(1)	2,050	$237,451
Alexion Pharmaceuticals, Inc.(1)(2)	794	93,255
Biogen, Inc.(1)(2)	639	184,665
Celgene Corp.(1)(2)	2,630	229,126
Gilead Sciences, Inc.(1)	4,566	359,481
Incyte Corp.(1)(2)	931	79,284
Vertex Pharmaceuticals, Inc.(1)(2)	874	145,110

		$1,328,372

Capital Markets — 1.9%
Cboe Global Markets, Inc.(1)	3,726	$417,349
Charles Schwab Corp. (The)(1)	5,484	290,762

		$708,111

Commercial Services & Supplies — 1.5%
Deluxe Corp.(1)	7,966	$565,586

		$565,586

Consumer Finance — 2.0%
Ally Financial, Inc.(1)	13,788	$384,685
Navient Corp.(1)	15,000	194,400
OneMain Holdings, Inc.(1)(2)	6,642	203,644

		$782,729

Security	Shares	Value
Containers & Packaging — 1.8%
Ball Corp.(1)	17,349	$693,093

		$693,093

Distributors — 0.5%
LKQ Corp.(1)(2)	5,200	$205,296

		$205,296

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.(1)	17,023	$812,678

		$812,678

Electric Utilities — 1.9%
Edison International(1)	6,900	$418,071
NextEra Energy, Inc.(1)	2,026	308,256

		$726,327

Energy Equipment & Services — 0.8%
Halliburton Co.(1)	6,654	$308,879

		$308,879

Equity Real Estate Investment Trusts (REITs) — 2.3%
Equity Residential(1)	8,865	$498,479
Public Storage(1)	1,926	374,491

		$872,970

Food & Staples Retailing — 2.4%
Performance Food Group Co.(1)(2)	15,975	$489,634
US Foods Holding Corp.(1)(2)	13,329	445,055

		$934,689

Food Products — 2.4%
Mondelez International, Inc., Class A(1)	11,250	$493,875
Pinnacle Foods, Inc.(1)	8,055	434,648

		$928,523

Health Care Equipment & Supplies — 2.8%
Boston Scientific Corp.(1)(2)	14,500	$395,270
Danaher Corp.(1)	5,066	495,354
Medtronic PLC(1)	2,254	180,072

		$1,070,696

Health Care Providers & Services — 1.8%
Aetna, Inc.(1)	3,813	$675,130

		$675,130

Industrial Conglomerates — 1.1%
3M Co.(1)	1,851	$435,929

		$435,929

Insurance — 3.1%
American Financial Group, Inc.(1)	4,566	$515,045
First American Financial Corp.(1)	11,668	677,094

		$1,192,139

Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.(1)(2)	790	$1,194,835

		$1,194,835

Internet Software & Services — 7.8%
Alphabet, Inc., Class C(1)(2)	1,080	$1,193,109
Facebook, Inc., Class A(1)(2)	6,966	1,242,177

Security	Shares	Value
GoDaddy, Inc., Class A(1)(2)	4,072	$243,546
Twitter, Inc.(1)(2)	9,550	304,263

		$2,983,095

IT Services — 3.6%
Amdocs, Ltd.(1)	9,160	$602,637
Cognizant Technology Solutions Corp., Class A(1)	7,066	579,553
Western Union Co. (The)(1)	10,400	206,128

		$1,388,318

Machinery — 0.8%
Parker-Hannifin Corp.(1)	1,700	$303,399

		$303,399

Media — 4.3%
Comcast Corp., Class A(1)	12,000	$434,520
Time Warner, Inc.(1)	4,312	400,844
Walt Disney Co. (The)(1)	7,784	802,997

		$1,638,361

Metals & Mining — 0.5%
Rio Tinto PLC ADR(1)	3,480	$190,391

		$190,391

Multi-Utilities — 0.9%
Sempra Energy(1)	3,057	$333,152

		$333,152

Oil, Gas & Consumable Fuels — 4.7%
ConocoPhillips(1)	8,888	$482,707
EOG Resources, Inc.(1)	2,491	252,637
Exxon Mobil Corp.(1)	8,300	628,642
Phillips 66(1)	4,696	424,378

		$1,788,364

Pharmaceuticals — 5.4%
Jazz Pharmaceuticals PLC(1)(2)	2,617	$378,941
Johnson & Johnson(1)	7,182	932,798
Pfizer, Inc.(1)	20,615	748,531

		$2,060,270

Road & Rail — 1.1%
CSX Corp.(1)	7,891	$423,905

		$423,905

Semiconductors & Semiconductor Equipment — 4.0%
Broadcom, Ltd.(1)	1,278	$314,976
QUALCOMM, Inc.(1)	6,512	423,280
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	9,296	402,981
Texas Instruments, Inc.(1)	3,637	394,069

		$1,535,306

Software — 4.2%
Adobe Systems, Inc.(1)(2)	3,010	$629,481
Intuit, Inc.(1)	1,508	251,625
Microsoft Corp.(1)	7,914	742,096

		$1,623,202

Security	Shares	Value
Specialty Retail — 3.0%
Home Depot, Inc. (The)(1)	3,426	$624,457
TJX Cos., Inc. (The)(1)	6,140	507,655

		$1,132,112

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.(1)	8,535	$1,520,254
HP, Inc.(1)	25,670	600,420

		$2,120,674

Tobacco — 1.4%
Philip Morris International, Inc.(1)	5,121	$530,280

		$530,280

Total Common Stocks (identified cost $30,638,577)		$37,955,951

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(3)	348,941	$348,941

Total Short-Term Investments (identified cost $348,941)		$348,941

Total Purchased Options — 0.4% (identified cost $257,170)		$149,188

Total Investments — 100.4% (identified cost $31,244,688)		$38,454,080

Total Written Options — (0.4)% (premiums received $268,265)		$(167,373)

Other Assets, Less Liabilities — 0.0%(4)		$3,428

Net Assets — 100.0%		$38,290,135

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2018 was $832.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

Put Options Purchased — 0.4%

Exchange-Traded Options — 0.4%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	12	$3,256,596	$2,705	3/2/18	$13,800
S&P 500 Index	12	3,256,596	2,600	3/5/18	2,280
S&P 500 Index	12	3,256,596	2,500	3/7/18	1,410
S&P 500 Index	11	2,985,213	2,500	3/9/18	2,283
S&P 500 Index	11	2,985,213	2,550	3/12/18	4,730
S&P 500 Index	11	2,985,213	2,505	3/14/18	4,620
S&P 500 Index	11	2,985,213	2,635	3/16/18	14,465
S&P 500 Index	11	2,985,213	2,600	3/19/18	12,540
S&P 500 Index	11	2,985,213	2,605	3/21/18	15,895
S&P 500 Index	11	2,985,213	2,600	3/23/18	16,940
S&P 500 Index	11	2,985,213	2,680	3/26/18	32,615
S&P 500 Index	11	2,985,213	2,650	3/28/18	27,610

Total					$149,188

Call Options Written — (0.4)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	12	$3,256,596	$2,855	3/2/18	$(30)
S&P 500 Index	12	3,256,596	2,775	3/5/18	(1,680)
S&P 500 Index	12	3,256,596	2,750	3/7/18	(9,600)
S&P 500 Index	11	2,985,213	2,730	3/9/18	(20,735)
S&P 500 Index	11	2,985,213	2,710	3/12/18	(35,640)
S&P 500 Index	11	2,985,213	2,705	3/14/18	(42,020)
S&P 500 Index	11	2,985,213	2,800	3/16/18	(5,005)
S&P 500 Index	11	2,985,213	2,780	3/19/18	(9,900)
S&P 500 Index	11	2,985,213	2,785	3/21/18	(10,560)
S&P 500 Index	11	2,985,213	2,770	3/23/18	(16,885)
S&P 500 Index	11	2,985,213	2,825	3/26/18	(5,225)
S&P 500 Index	11	2,985,213	2,810	3/28/18	(8,745)

Total					$(166,025)

Put Options Written — (0.0)%(4)

Exchange-Traded Options — (0.0)%(4)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	11	$2,985,213	$2,350	3/12/18	$(1,348)

Total					$(1,348)

Abbreviations:

ADR	-	American Depositary Receipt

At February 28, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection. The Fund also enters into put option spread transactions on the S&P 500 index, which involves purchasing put options at a specific exercise price while also writing the same number of puts at a lower exercise price. A put option spread can lower the net cost of the Fund’s market hedging activities, since the premiums received from writing put options will offset, in part, the premiums paid to purchase the put options.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 28, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$149,188	$—
Written options	—	(167,373)

Total	$149,188	$(167,373)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$37,955,951 *	$—	$—	$37,955,951
Short-Term Investments	—	348,941	—	348,941
Put Options Purchased	149,188	—	—	149,188
Total Investments	$38,105,139	$348,941	$—	$38,454,080

Liability Description
Call Options Written	$(166,025)	$—	$—	$(166,025)
Put Options Written	(1,348)	—	—	(1,348)
Total	$(167,373)	$—	$—	$(167,373)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of November 30, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018